Income Taxes (Summary Of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Federal									$ 15,509	$ 20,052	$ 17,147
State									2,259	2,809	2,541
Total current									17,768	22,861	19,688
Total deferred									2,530	(2,290)	(1,235)
Income tax expense	$ 5,848	$ 5,526	$ 3,780	$ 5,144	$ 4,787	$ 5,837	$ 5,029	$ 4,918	$ 20,298	$ 20,571	$ 18,453